Provisions for other liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions for other liabilities	Provisions for other liabilities
The Group is subject to several laws, regulations and business practices of the countries where it operates. In the ordinary course of business, the Group is subject to certain contingent liabilities with respect to existing or potential claims, lawsuits and other proceedings, including those involving tax, labor and social security, administrative and civil and other matters. The Group accrues liabilities when it is probable that future costs will be incurred and it can reasonably estimate them. The Group bases its accruals on up-to-date developments, estimates of the outcomes of the matters and legal counsel experience in contesting, litigating and settling matters. As the scope of the liabilities becomes better defined or more information is available, the Group may be required to change its estimates of future costs, which could have a material effect on its results of operations and financial condition or liquidity.
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2024	3,567	32	3,599
Additions	1,327	674	2,001
Used during year	(1,945)	(34)	(1,979)
Exchange differences	124	7	131
At December 31, 2024	3,073	679	3,752
Additions	4,046	645	4,691
Acquisition of subsidiaries (Note 21)	22,744	—	22,744
Used during year	(1,721)	(388)	(2,109)
Exchange differences	(1,043)	(297)	(1,340)
At December 31, 2025	27,099	639	27,738

Analysis of total provisions:

	2025	2024
Non current	22,269	2,244
Current	5,469	1,508
	27,738	3,752

The Group is engaged in several legal proceedings, including tax, labor, civil, administrative and other proceedings in Brazil, which qualified as contingent liabilities for an aggregate claimed nominal amount of US$98.9 million and US$83.8 million as of December 31, 2025 and 2024, respectively. These amounts include US$95.9 million and US$64.0 million as of December 31, 2025 and 2024, respectively, that refers to a claim of the tax authorities in Brazil of the exclusion of the calculation base of Income Tax of the accelerated depreciation of rural activity as provided for in article 6 of Provisional Measure 2,159-70 / 01 and in Article 325 of the Income Tax Regulation / 18.